Vanguard Real Estate Index Fund

Schedule of Investments (unaudited)
As of October 31, 2019

		Market
		Value
	Shares	($000)
Capital Markets (0.0%)1
Asset Management & Custody Banks (0.0%)
* Ashford Inc.	5,391	129
Total Capital Markets (Cost $114)		129
Equity Real Estate Investment Trusts (REITs) (96.7%)1
Diversified REITs (4.6%)
WP Carey Inc.	8,356,927	769,339
VEREIT Inc.	47,362,796	466,050
Liberty Property Trust	7,665,066	452,775
STORE Capital Corp.	10,023,110	405,936
PS Business Parks Inc.	1,008,643	182,110
Colony Capital Inc.	22,604,526	126,585
Washington REIT	3,926,261	121,793
American Assets Trust Inc.	2,396,344	117,325
Lexington Realty Trust Class B	10,366,525	112,788
Empire State Realty Trust Inc.	7,337,751	106,177
Essential Properties Realty Trust Inc.	3,577,056	91,787
Global Net Lease Inc.	4,110,705	80,076
Alexander & Baldwin Inc.	3,362,478	79,052
Armada Hoffler Properties Inc.	2,570,920	48,179
2 iStar Inc.	3,169,619	41,237
Gladstone Commercial Corp.	1,484,023	34,964
One Liberty Properties Inc.	722,206	20,518
*,§,2 Winthrop Realty Trust	1,892,511	2,061
		3,258,752
Health Care REITs (9.0%)
Welltower Inc.	19,860,407	1,801,140
Ventas Inc.	17,577,513	1,144,296
HCP Inc.	23,442,074	881,891
^ Omega Healthcare Investors Inc.	10,522,050	463,391
Medical Properties Trust Inc.	21,562,042	446,981
Healthcare Trust of America Inc. Class A	10,058,536	311,815
Healthcare Realty Trust Inc.	6,336,622	220,324
Sabra Health Care REIT Inc.	8,805,463	216,614
National Health Investors Inc.	2,118,291	181,728
Physicians Realty Trust	9,087,102	169,656
Senior Housing Properties Trust	11,659,676	115,722
CareTrust REIT Inc.	4,689,744	113,680
LTC Properties Inc.	1,948,458	101,028
Universal Health Realty Income Trust	641,059	76,434
Community Healthcare Trust Inc.	880,092	42,614
New Senior Investment Group Inc.	4,040,159	28,443
		6,315,757
Hotel & Resort REITs (3.5%)
Host Hotels & Resorts Inc.	36,338,846	595,594
Park Hotels & Resorts Inc.	11,759,346	273,405
Service Properties Trust	8,066,561	204,084
Ryman Hospitality Properties Inc.	2,396,932	201,750
Apple Hospitality REIT Inc.	10,431,445	171,910
Pebblebrook Hotel Trust	6,408,337	164,758

	Sunstone Hotel Investors Inc.	11,211,339	151,465
	RLJ Lodging Trust	8,517,341	139,770
	MGM Growth Properties LLC Class A	4,440,323	138,582
	Xenia Hotels & Resorts Inc.	5,524,981	116,301
	DiamondRock Hospitality Co.	9,879,496	98,597
	Summit Hotel Properties Inc.	5,153,825	63,186
	Chatham Lodging Trust	2,283,133	41,211
	Hersha Hospitality Trust Class A	1,826,254	25,202
	CorePoint Lodging Inc.	2,001,163	19,711
	Ashford Hospitality Trust Inc.	4,777,832	13,044
	Braemar Hotels & Resorts Inc.	1,371,500	12,659
			2,431,229
Industrial REITs (7.2%)
	Prologis Inc.	30,938,960	2,715,203
	Duke Realty Corp.	17,628,240	619,456
	Americold Realty Trust	8,916,415	357,459
	First Industrial Realty Trust Inc.	6,204,332	261,265
	Rexford Industrial Realty Inc.	5,102,398	245,374
	EastGroup Properties Inc.	1,802,756	241,479
	STAG Industrial Inc.	6,163,928	191,328
	Terreno Realty Corp.	3,096,171	174,655
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,130,980	93,491
	Industrial Logistics Properties Trust	3,191,740	67,793
	Monmouth Real Estate Investment Corp.	4,386,862	66,154
^	Innovative Industrial Properties Inc.	544,564	41,387
			5,075,044
Office REITs (8.2%)
	Boston Properties Inc.	7,578,806	1,039,812
	Alexandria Real Estate Equities Inc.	5,539,045	879,323
	Vornado Realty Trust	8,420,520	552,639
	Kilroy Realty Corp.	4,952,459	415,660
2	SL Green Realty Corp.	4,135,912	345,762
	Douglas Emmett Inc.	7,934,569	343,725
	Cousins Properties Inc.	7,129,837	286,120
	Hudson Pacific Properties Inc.	7,571,960	271,985
	JBG SMITH Properties	6,247,090	251,508
	Highwoods Properties Inc.	5,085,812	238,016
	Equity Commonwealth	5,974,285	192,252
	Corporate Office Properties Trust	5,489,428	162,707
	Piedmont Office Realty Trust Inc. Class A	6,157,541	138,175
	Brandywine Realty Trust	8,637,364	131,979
	Paramount Group Inc.	9,195,154	123,859
	Columbia Property Trust Inc.	5,729,913	117,578
	Mack-Cali Realty Corp.	4,429,941	94,889
	Office Properties Income Trust	2,360,935	75,267
	Easterly Government Properties Inc.	3,334,677	74,430
	Franklin Street Properties Corp.	5,263,141	45,263
	City Office REIT Inc.	1,946,086	26,350
*,§	New York REIT Liquidating LLC	1,208	16
			5,807,315
Other (11.0%)3
4,5	Vanguard Real Estate II Index Fund	342,382,680	7,790,713

Residential REITs (13.5%)
	Equity Residential	18,171,930	1,611,123
	AvalonBay Communities Inc.	6,836,806	1,488,099

Essex Property Trust Inc.	3,222,982	1,054,334
Mid-America Apartment Communities Inc.	5,590,334	777,001
Invitation Homes Inc.	23,733,946	730,768
Sun Communities Inc.	4,447,025	723,309
UDR Inc.	13,818,912	694,400
Equity LifeStyle Properties Inc.	8,380,168	586,109
Camden Property Trust	4,741,377	542,271
Apartment Investment & Management Co.	7,298,709	400,553
American Homes 4 Rent Class A	13,201,900	349,454
American Campus Communities Inc.	6,731,230	336,427
Independence Realty Trust Inc.	4,404,200	67,825
NexPoint Residential Trust Inc.	928,720	45,294
Investors Real Estate Trust	576,281	43,607
Front Yard Residential Corp.	2,501,986	30,950
Preferred Apartment Communities Inc. Class A	2,128,504	30,480
UMH Properties Inc.	1,745,981	26,068
		9,538,072
Retail REITs (11.1%)
Simon Property Group Inc.	15,154,838	2,283,531
Realty Income Corp.	15,520,886	1,269,453
Regency Centers Corp.	7,775,876	522,850
^ National Retail Properties Inc.	7,978,206	469,996
Federal Realty Investment Trust	3,413,783	464,309
Kimco Realty Corp.	20,701,124	446,316
Brixmor Property Group Inc.	14,617,282	321,873
2 Spirit Realty Capital Inc.	4,847,863	241,617
Weingarten Realty Investors	5,993,810	190,184
^ Macerich Co.	5,542,073	152,407
Agree Realty Corp.	1,886,082	148,567
Retail Properties of America Inc.	10,473,266	144,112
Urban Edge Properties	5,903,318	124,619
Acadia Realty Trust	4,057,397	113,526
SITE Centers Corp.	7,084,478	110,022
Taubman Centers Inc.	3,000,088	107,343
Retail Opportunity Investments Corp.	5,073,137	94,690
^ American Finance Trust Inc.	5,207,982	77,078
^ Tanger Factory Outlet Centers Inc.	4,614,969	74,393
Kite Realty Group Trust	4,119,202	73,404
^ Seritage Growth Properties Class A	1,363,050	59,279
Getty Realty Corp.	1,706,456	57,235
RPT Realty	3,939,142	57,118
Alexander's Inc.	112,812	38,965
^ Washington Prime Group Inc.	9,152,337	38,623
Saul Centers Inc.	672,115	35,985
Urstadt Biddle Properties Inc. Class A	1,465,025	35,644
Retail Value Inc.	746,188	27,318
Whitestone REIT	1,758,885	25,047
^ Pennsylvania REIT	3,609,574	19,925
Cedar Realty Trust Inc.	4,356,101	14,549
Spirit MTA REIT	2,115,549	1,565
Urstadt Biddle Properties Inc.	24,039	458
		7,842,001
Specialized REITs (28.6%)
American Tower Corp.	21,679,937	4,727,961
Crown Castle International Corp.	20,390,904	2,830,054
Equinix Inc.	4,123,449	2,337,088

	Public Storage	7,703,488	1,716,799
	SBA Communications Corp. Class A	5,554,744	1,336,749
	Digital Realty Trust Inc.	9,981,598	1,268,062
	Weyerhaeuser Co.	36,530,547	1,067,057
	Extra Space Storage Inc.	6,250,623	701,757
	Iron Mountain Inc.	14,071,243	461,537
	VICI Properties Inc.	17,156,849	404,044
	Gaming and Leisure Properties Inc.	10,002,194	403,689
	CyrusOne Inc.	5,551,044	395,678
	Lamar Advertising Co. Class A	4,197,173	335,816
	CubeSmart	9,242,768	292,996
	EPR Properties	3,702,462	288,014
	Life Storage Inc.	2,286,758	249,074
	CoreSite Realty Corp.	1,809,992	212,674
	Outfront Media Inc.	6,947,906	182,799
	Rayonier Inc.	6,358,145	171,543
	QTS Realty Trust Inc. Class A	2,714,976	145,496
	PotlatchDeltic Corp.	3,315,705	140,818
	Four Corners Property Trust Inc.	3,353,356	96,074
	National Storage Affiliates Trust	2,789,460	95,316
	GEO Group Inc.	5,942,935	90,451
	CoreCivic Inc.	5,838,626	89,097
	Uniti Group Inc.	9,031,012	62,495
^	CorEnergy Infrastructure Trust Inc.	628,245	30,263
	CatchMark Timber Trust Inc. Class A	2,412,842	27,675
	Jernigan Capital Inc.	1,061,381	20,156
			20,181,232
Total Equity Real Estate Investment Trusts (REITs) (Cost $55,317,757)			68,240,115
Real Estate Management & Development (3.0%)1
Diversified Real Estate Activities (0.2%)
	RMR Group Inc. Class A	748,108	36,208
*	St. Joe Co.	1,767,600	32,789
*	Tejon Ranch Co.	1,079,465	17,358
*,^	Five Point Holdings LLC Class A	2,518,104	16,645
			103,000
Real Estate Development (0.4%)
*	Howard Hughes Corp.	2,009,887	224,745
*	Forestar Group Inc.	809,897	15,210
			239,955
Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	6,288,556	144,700
*	FRP Holdings Inc.	336,211	17,409
			162,109
Real Estate Services (2.2%)
*	CBRE Group Inc. Class A	15,667,784	839,010
	Jones Lang LaSalle Inc.	2,531,803	370,960
*	Cushman & Wakefield plc	4,786,970	89,277
	Newmark Group Inc. Class A	7,334,466	77,892
*,^	Redfin Corp.	3,569,734	62,078
^	Realogy Holdings Corp.	5,607,069	44,184
*	Marcus & Millichap Inc.	1,149,039	41,044
	RE/MAX Holdings Inc. Class A	873,735	29,226
*,^	eXp World Holdings Inc.	993,625	8,913

*,^ Altisource Portfolio Solutions SA		343,066	6,106
			1,568,690
Total Real Estate Management & Development (Cost $2,193,382)			2,073,754
	Coupon
Temporary Cash Investment (1.1%)1
Money Market Fund (1.1%)
6 Vanguard Market Liquidity Fund
(Cost $770,709)	1.984%	7,706,545	770,731
Total Investments (100.8%) (Cost $58,281,962)			71,084,729
Other Assets and Liabilities-Net (-0.8%)7			(531,024)
Net Assets (100%)			70,553,705

* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $514,348,000.
1 The fund invests a portion of its assets in investment securities through the use of swap contracts. After giving effect to swap investments, the fund's effective investment securities and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. The total value of affiliated companies is $630,677,000.
3 “Other” represents securities that are not classified by the fund's benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Represents a wholly owned subsidiary of the fund. See Appendix for Vanguard Real Estate II Index Fund’s
Schedule of Investments.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Collateral of $534,359,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Digital Realty Trust Inc.	2/4/20	GSI	30,371	(1.889)	—	(665)
Federal Realty Investment
Trust	2/4/20	GSI	35,482	(1.889)	—	(146)
Regency Centers Corp.	2/4/20	GSI	28,812	(1.889)	—	(592)
Retail Opportunities
Investment Corp.	2/4/20	GSI	9,792	(1.889)	94	—
Seritage Growth Properties
Class A	2/4/20	GSI	13,080	(1.889)	—	(43)
VEREIT Inc.	2/4/20	GSI	42,636	(1.889)	628	—
VICI Properties Inc.	2/4/20	GSI	69,360	(1.889)	1,239	—
					1,961	(1,446)
1 Payment received/paid monthly.
GSI—Goldman Sachs International.

At October 31, 2019, a counterparty had deposited in a segregated account securities with a value of
$5,535,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an

Real Estate Index Fund

exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at October 31, 2019.

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Real Estate Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments

The following table summarizes the market value of the fund's investments and derivatives as of
October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	70,311,921	—	2,077
Temporary Cash Investments	770,731	—	—
Swap Contracts—Assets	—	1,961	—
Swap Contracts—Liabilities	—	(1,446)	—
Total	71,082,652	515	2,077

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Jan. 31,		Proceeds					Oct. 31,
	2019		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold[1]	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Brookfield Property
REIT Inc.	137,387	1,249	149,603	(10,564)	21,133	—	—	—
iStar Inc.	NA2	6,239	7,146	79	10,862	639	—	41,237
Omega Healthcare
Investors Inc.	NA3	166,292	60,296	13,100	38,523	16,727	—	NA3
SL Green Realty Corp.	NA2	67,255	64,992	2,497	(34,664)	5,967	—	345,762
Spirit Realty Capital Inc.	NA2	61,954	26,071	(36,079)	80,309	8,221	—	241,617
Vanguard Market
Liquidity Fund	801,441	NA4	NA4	37	6	4,897	—	770,731
Vanguard Real Estate II
Index Fund	6,719,464	175,009	—	18,837	879,657	139,589	—	7,790,713
Winthrop Realty Trust	2,061	—	—	—	—	—	—	2,061
Total	7,660,353	477,998	308,108	(12,093)	995,826	176,040	—	9,192,121

1 Does not include adjustments to related return of capital.
2 Not applicable—at January 31, 2019, the issuer was not an affiliated company of the fund.
3 Not applicable—at January 31, 2019, and October 31, 2019, the issuer was not an affiliated company of the fund, but it was affiliated during the period.
4 Not applicable—purchases and sales are for temporary cash investment purposes.